[AAL Letterhead]



Aid Association for Lutherans
4321 Ballard Road
Appleton, WI 54911


May 4, 1999



Securities and Exchange Commission
Branch of Document Control
450 Fifth Street, N.W.
Washington, DC  20549

Subject: Certification under Rule 497(j)
         The AAL Variable Life Account No. I
         (File No. 333-31011, File No. 811-08289)

Dear Commissioners:

The undersigned hereby certifies that the form of Prospectus that would have been filed pursuant to 497(c) upon the effectiveness of Post-Effective Amendment No. 3 to the Registrant's registration statement on Form S-6 would not have differed from that contained in said Amendment, which was the most recent amendment to such registration statement that was filed electronically April 22, 1999.

Please direct any comments or questions concerning this certification to Mark J. Mahoney, Esq. At (920) 734-5721 extension 3612.

Very truly yours,

/s/ Mark J. Mahoney

Mark J. Mahoney
Assistant General Counsel & Assistant Secretary
Law & Compliance Department